Goodwill - Key assumptions used to estimate the recoverable amounts (Details)	Dec. 31, 2022
Bell Wireless
Disclosure of information for cash-generating units [line items]
Perpetuity growth rate	0.80%
Discount rate	9.10%
Bell Wireline
Disclosure of information for cash-generating units [line items]
Perpetuity growth rate	1.00%
Discount rate	6.00%
Bell Media Inc.
Disclosure of information for cash-generating units [line items]
Perpetuity growth rate	0.90%
Discount rate	9.60%